Reserves for Losses and Loss Adjustment Expenses - Incurred Losses and Loss Adjustment Expenses, Net of Reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	$ 2,904.1
Total of IBNR plus expected development on reported losses	1,097.8
Insurance | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	0.0	$ 0.0	$ 0.0	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 1.2	$ 1.4	$ 2.6
Total of IBNR plus expected development on reported losses	0.0
Insurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	3.8	4.3	4.0	4.7	7.1	8.5	9.5	11.2	19.0
Total of IBNR plus expected development on reported losses	0.1
Insurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	9.3	9.3	9.8	11.4	11.7	12.6	16.3	24.7
Total of IBNR plus expected development on reported losses	0.4
Insurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	18.5	20.2	27.7	30.0	31.4	37.4	43.9
Total of IBNR plus expected development on reported losses	(10.1)
Insurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	67.4	73.0	62.2	58.2	50.0	65.7
Total of IBNR plus expected development on reported losses	1.7
Insurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	119.4	117.4	121.2	120.9	155.8
Total of IBNR plus expected development on reported losses	(48.6)
Insurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	260.2	277.1	258.1	298.1
Total of IBNR plus expected development on reported losses	9.3
Insurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	1,015.9	647.0	653.6
Total of IBNR plus expected development on reported losses	528.3
Insurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	492.7	654.3
Total of IBNR plus expected development on reported losses	96.7
Insurance | 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	916.9
Total of IBNR plus expected development on reported losses	520.0
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	1,097.8
Total of IBNR plus expected development on reported losses	153.5
Reinsurance | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	2.7	2.8	2.8	2.8	2.8	2.8	2.8	6.4	7.2	$ 8.8
Total of IBNR plus expected development on reported losses	0.0
Reinsurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	32.4	32.3	40.3	40.6	44.5	48.2	53.1	60.4	$ 73.1
Total of IBNR plus expected development on reported losses	0.0
Reinsurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	47.3	50.7	55.4	53.1	55.7	51.8	58.8	$ 86.2
Total of IBNR plus expected development on reported losses	6.3
Reinsurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	63.3	67.0	83.1	90.2	91.5	89.3	$ 80.2
Total of IBNR plus expected development on reported losses	0.2
Reinsurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	36.5	38.2	47.1	46.1	46.6	$ 43.5
Total of IBNR plus expected development on reported losses	2.0
Reinsurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	244.0	239.8	244.2	226.8	$ 190.6
Total of IBNR plus expected development on reported losses	20.0
Reinsurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	365.4	380.9	384.1	$ 354.7
Total of IBNR plus expected development on reported losses	26.6
Reinsurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	141.7	144.9	$ 168.2
Total of IBNR plus expected development on reported losses	23.8
Reinsurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	50.2	$ 86.9
Total of IBNR plus expected development on reported losses	5.4
Reinsurance | 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Incurred losses and loss adjustment expenses – net of reinsurance	114.3
Total of IBNR plus expected development on reported losses	$ 69.2